UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.3%**

	Shares	Value

CONSUMER DISCRETIONARY — 17.1%
Aaron’s	1,499	$64,922
Children’s Place	617	75,829
Columbia Sportswear	991	86,197
Dave & Buster’s Entertainment*	1,253	61,585
Gentex	1,897	44,011
Hasbro	835	83,174
Lions Gate Entertainment, Cl A	2,400	57,240
LKQ*	2,419	81,085
Strategic Education, Inc.	860	101,342
Tractor Supply	1,189	92,790

		748,175

CONSUMER STAPLES — 4.1%
Pinnacle Foods	1,454	96,574
US Foods Holding*	2,375	80,299

		176,873

ENERGY — 3.7%
Apergy*	396	16,236
Core Laboratories	659	73,887
US Silica Holdings	2,631	70,932

		161,055

FINANCIALS — 5.1%
Bank OZK	1,778	72,720
Umpqua Holdings	3,024	64,411
Zions Bancorporation	1,662	85,926

		223,057

HEALTH CARE — 16.1%
Acadia Healthcare*	2,044	80,697
Bio-Techne	618	99,275
Centene*	331	43,139
Edwards Lifesciences*	675	96,154
Emergent BioSolutions*	1,715	93,210
Jazz Pharmaceuticals*	483	83,598
Novocure*	735	24,990

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Premier, Cl A*	2,390	$89,386
STERIS	806	92,263

		702,712

INDUSTRIALS — 25.9%
Beacon Roofing Supply*	1,332	56,051
Carlisle	792	97,289
Dover	788	65,388
Dycom Industries*	857	76,410
Hubbell, Cl B	826	101,805
IDEX	546	83,855
KAR Auction Services	1,592	94,644
Kirby*	1,380	115,161
MasTec*	1,548	72,059
Robert Half International	1,481	112,201
Toro	1,078	64,885
WABCO Holdings*	680	85,462
Xylem	1,363	104,351

		1,129,561

INFORMATION TECHNOLOGY — 22.0%
ARRIS International*	3,627	91,618
CDW	957	80,474
Ciena*	3,641	92,481
Conduent*	5,229	93,913
Dolby Laboratories, Cl A	1,339	86,299
Euronet Worldwide*	939	86,332
FLIR Systems	1,704	99,855
II-VI*	941	36,887
IPG Photonics*	382	62,663
j2 Global	914	77,544
Pegasystems	1,273	70,779
Teradata*	2,133	81,672

		960,517

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — 2.3%
PQ Group Holdings*	2,671	$48,131
Summit Materials, Cl A*	2,067	51,882

		100,013

TOTAL COMMON STOCK (Cost $3,356,782)		4,201,963

SHORT-TERM INVESTMENT (A) — 3.6%

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund,
Cl A, 1.820%
(Cost $157,596)	157,596	157,596

TOTAL INVESTMENTS — 99.9%
(Cost $3,514,378)		$4,359,559

Percentages are based on Net Assets of $4,362,746.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl	Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-3000

3

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.8%
	Shares	Value

CONSUMER DISCRETIONARY — 11.6%
Aaron’s	11,100	$480,741
Children’s Place	6,728	826,871
Dave & Buster’s Entertainment*	13,300	653,695
Five Below*	9,800	952,168
Party City Holdco*	56,700	893,025
Shutterfly*	11,400	937,764
Strategic Education, Inc.	7,900	930,936

		5,675,200

CONSUMER STAPLES — 2.7%
Calavo Growers	4,300	397,750
Performance Food Group*	26,400	946,440

		1,344,190

ENERGY — 3.4%
Oil States International*	27,600	963,240
US Silica Holdings	25,600	690,176

		1,653,416

FINANCIALS — 7.1%
Banner	11,800	743,046
FirstCash	5,100	414,120
Glacier Bancorp	15,600	666,120
Great Western Bancorp	22,199	929,028
UMB Financial	10,200	733,278

		3,485,592

HEALTH CARE — 22.2%
Acadia Healthcare*	21,100	833,028
AMN Healthcare Services*	15,800	955,900
BioTelemetry*	19,600	1,029,000
Cambrex*	14,600	912,500
Diplomat Pharmacy*	38,400	797,952
Emergent BioSolutions*	16,200	880,470
Encompass Health	16,300	1,232,769

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Ensign Group	18,300	$660,081
Globus Medical, Cl A*	13,700	705,276
NuVasive*	15,600	905,580
Omnicell*	17,000	1,011,500
Premier, Cl A*	25,700	961,180

		10,885,236

INDUSTRIALS — 24.7%
Air Transport Services Group*	44,500	1,002,585
Albany International, Cl A	14,800	979,020
Apogee Enterprises	19,000	964,440
ASGN*	12,100	1,092,630
Beacon Roofing Supply*	11,300	475,504
Columbus McKinnon	17,642	726,145
Dycom Industries*	8,100	722,196
Evoqua Water Technologies*	24,358	519,800
Interface, Cl A	37,800	846,720
Lindsay	4,882	459,591
MasTec*	20,659	961,676
Mercury Systems, Inc.*	13,900	580,047
NOW*	54,200	810,290
SPX FLOW*	18,700	888,624
Tetra Tech	18,200	1,106,560

		12,135,828

INFORMATION TECHNOLOGY — 21.5%
Acxiom*	15,336	621,722
Brooks Automation	14,800	452,584
Cars.com*	16,400	465,268
Conduent*	46,200	829,752
EPAM Systems*	7,600	989,596
II-VI*	10,400	407,680
Integrated Device Technology*	29,500	1,015,685
Methode Electronics	22,300	875,275

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
NetScout Systems*	16,600	$444,880
Pegasystems	15,900	884,040
Power Integrations	10,800	772,200
PTC*	9,800	900,718
Silicon Motion Technology ADR	16,693	890,905
Tower Semiconductor*	23,200	479,080
Verint Systems*	10,900	489,410

		10,518,795

MATERIALS — 2.6%
Carpenter Technology	14,300	783,211
Summit Materials, Cl A*	20,100	504,510

		1,287,721

TOTAL COMMON STOCK (Cost $41,741,601)		46,985,978

SHORT-TERM INVESTMENT (A) — 4.3%

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund,
Cl A, 1.820%
(Cost $2,092,405)	2,092,405	2,092,405

TOTAL INVESTMENTS — 100.1%
(Cost $43,834,006)		$49,078,383

Percentages are based on Net Assets of $49,034,035.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

3

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-3000

4

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%**
	Shares	Value

CONSUMER DISCRETIONARY — 11.7%
Clarus*	106,500	$958,500
Core-Mark Holding	34,445	832,880
Del Frisco’s Restaurant Group*	34,045	291,085
Del Taco Restaurants*	54,300	702,642
Express*	29,788	286,858
Marcus	26,700	1,029,285
MCBC Holdings*	27,900	696,384
Modine Manufacturing*	28,500	497,325
Nautilus*	34,600	493,050
Unifi*	19,300	582,281

		6,370,290

CONSUMER STAPLES — 3.8%
Farmer Brothers*	22,700	654,895
Inter Parfums	13,800	830,760
Landec*	42,100	589,400

		2,075,055

ENERGY — 2.7%
NCS Multistage Holdings*	45,700	724,802
Solaris Oilfield Infrastructure, Cl A*	49,200	771,948

		1,496,750

FINANCIALS — 7.4%
Carolina Financial	15,400	642,950
Donnelley Financial Solutions*	31,800	661,440
First Busey	23,300	739,076
Guaranty Bancshares	17,398	545,601
Heritage Financial	23,200	813,160
People’s Utah Bancorp	18,413	669,313

		4,071,540

HEALTH CARE — 19.7%
ANI Pharmaceuticals*	10,500	702,975
BioSpecifics Technologies*	13,000	591,500

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
BioTelemetry*	14,100	$740,250
Castlight Health, Cl B*	117,037	386,222
CryoPort*	41,200	608,112
Eagle Pharmaceuticals*	11,400	903,450
Lantheus Holdings*	32,500	469,625
LeMaitre Vascular	19,100	687,600
NeoGenomics*	77,900	1,090,600
Repligen*	16,500	797,445
STAAR Surgical*	25,400	783,590
Surmodics*	17,400	1,023,120
Tactile Systems Technology*	12,300	591,261
U.S. Physical Therapy	6,700	701,825
Vocera Communications*	21,500	648,870

		10,726,445

INDUSTRIALS — 24.0%
AAR	16,300	772,783
Air Transport Services Group*	31,700	714,201
Alamo Group	2,828	263,004
CBIZ*	33,600	739,200
CIRCOR International	7,742	343,358
Columbus McKinnon	16,766	690,089
CRA International	8,000	432,960
DMC Global	21,770	893,658
DXP Enterprises*	16,663	688,848
ESCO Technologies	11,600	722,100
Exponent	14,600	713,940
Kornit Digital*	38,600	702,520
Lydall*	15,500	719,200
Park-Ohio Holdings	16,700	625,415
Resources Connection	45,200	718,680
SP Plus*	18,600	725,400
Sterling Construction*	63,400	851,462

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Titan Machinery*	25,000	$378,500
TPI Composites*	22,819	703,282
Willdan Group*	24,700	688,636

		13,087,236

INFORMATION TECHNOLOGY — 27.1%
Airgain*	54,700	543,718
Asure Software*	38,400	541,056
AXT*	66,900	505,095
Brooks Automation	21,300	651,354
CalAmp*	33,700	767,012
Care.com*	41,100	740,622
ePlus*	6,000	591,900
Hackett Group	40,100	723,003
Ichor Holdings*	19,700	413,700
Kimball Electronics*	41,900	852,665
LivePerson*	35,200	816,640
Materialise ADR*	40,926	515,258
Mesa Laboratories	3,200	647,136
Mitek Systems*	80,500	680,225
Model N*	11,874	221,450
MTS Systems	17,500	954,188
Napco Security Technologies*	25,600	404,480
PDF Solutions*	43,200	453,600
Perficient*	38,000	1,000,160
Ribbon Communications*	102,200	693,427
Silicom*	16,160	638,320
Virtusa*	16,200	855,846
WNS Holdings ADR*	11,329	551,269

		14,762,124

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TELECOMMUNICATION SERVICES — 1.0%
Vonage Holdings*	42,700	$546,987

TOTAL COMMON STOCK
(Cost $39,997,944)		53,136,427

SHORT-TERM INVESTMENT (A) — 2.6%

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund,
Cl A, 1.820%
(Cost $1,409,426)	1,409,426	1,409,426

TOTAL INVESTMENTS — 100.0%
(Cost $41,407,370)		$54,545,853

Percentages are based on Net Assets of $54,524,272.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-1600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018